UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA	90017

(Address of principal executive offices)	(Zip code)

Patrick W. Dennis, Esq. Assistant Secretary 865 South Figueroa Street, 18th Floor Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(213) 244-0000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1.	Schedule of Investments. – The Schedule of Investments is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (33.9% of Net Assets)

$1,048,958	AABS, Ltd., (13-1-B), 6.875%, due 01/15/38	$1,064,698
979,324	Aircastle Pass-Through Trust, (07-1A-G1), (144A), 0.512%, due 06/14/37(1)(2)	914,493
2,350,000	AMUR Finance I LLC, (2013-1), 8%, due 02/25/22	2,350,000
1,150,000	AMUR Finance I LLC, (2013-1), 10%, due 01/25/22	1,150,000
1,150,000	AMUR Finance I LLC, (2013-2), 10%, due 03/20/24	1,150,001
931,265	AMUR Finance I LLC, (2012-1-A), 14%, due 10/15/16	931,541
953,583	AMUR Finance I LLC, (2012-B), 11%, due 11/21/17	953,583
1,375,000	Atlantis Funding, Ltd., (07-1A-C), 4.539%, due 11/20/15(2)	1,378,080
625,000	Avalon IV Capital, Ltd., (12-1A-C), (144A), 3.903%, due 04/17/23(1)(2)	630,980
250,000	Axis Equipment Finance Receivables LLC, (12-1I-D), 5.5%, due 11/20/15	228,199
275,000	Axis Equipment Finance Receivables LLC, (12-1I-E1), 6.25%, due 04/20/16	238,644
425,000	Axis Equipment Finance Receivables LLC, (12-1I-E2), 7%, due 03/20/17	342,250
971,790	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.542%, due 11/14/33(1)(2)	864,893
1,675,582	Bayview Commercial Asset Trust, (03-2-A), (144A), 0.784%, due 12/25/33(1)(2)	1,548,125
1,398,145	Bayview Commercial Asset Trust, (04-1-A), (144A), 0.564%, due 04/25/34(1)(2)	1,313,665
903,606	Bayview Commercial Asset Trust, (04-2-A), (144A), 0.634%, due 08/25/34(1)(2)	826,656
602,225	Bayview Commercial Asset Trust, (04-3-A1), (144A), 0.574%, due 01/25/35(1)(2)	549,171
1,958,016	Bayview Commercial Asset Trust, (05-2A-A1), (144A), 0.514%, due 08/25/35(1)(2)	1,568,439
2,118,404	Bayview Commercial Asset Trust, (05-4A-A1), (144A), 0.504%, due 01/25/36(1)(2)	1,725,122
1,624,188	Bayview Commercial Asset Trust, (06-4A-A1), (144A), 0.434%, due 12/25/36(1)(2)	1,330,702
1,000,000	Bayview Commercial Asset Trust, (06-SP1-M1), (144A), 0.654%, due 04/25/36(1)(2)	753,343
1,129,169	Bayview Commercial Asset Trust, (07-2A-A1), (144A), 0.474%, due 07/25/37(1)(2)	805,830
772,522	Bayview Commercial Asset Trust, (07-3-A1), (144A), 0.444%, due 07/25/37(1)(2)	585,275
2,200,000	Brazos Higher Education Authority, Inc., (10-1-A2), 1.488%, due 02/25/35(2)(3)	2,256,696
750,000	Cerberus Offshore Levered I LP, (12-1A-B), (144A), 5.197%, due 11/30/18(1)(2)	765,173
1,850,000	CIFC Funding, Ltd., (12-2A-A3L), (144A), 3.284%, due 12/05/24(1)(2)	1,862,395
1,441,068	CIT Education Loan Trust, (07-1-A), (144A), 0.374%, due 03/25/42(1)(2)	1,337,280
297,917	Cronos Containers Program, Ltd., (12-1A-A), (144A), 4.21%, due 05/18/27(1)	297,512
380,000	Cronos Containers Program, Ltd., (12-2A-A), (144A), 3.81%, due 09/18/27(1)	395,682
1,140,000	Dryden XXII Senior Loan Fund, (13-26A-E), (144A), 4.825%, due 07/15/25(1)(2)	1,014,600
675,000	EFS Volunteer LLC, (10-1-A2), (144A), 1.151%, due 10/25/35(1)(2)	670,269
1,500,000	EFS Volunteer No 2 LLC, (12-1-A2), (144A), 1.552%, due 03/25/36(1)(2)	1,533,097
1,310,000	FM Leveraged Capital Fund I, (05-1X-D), (Reg. S), 2.23%, due 08/01/17(2)(4)	1,227,143
500,000	Galaxy CLO XIV, Ltd., (12-14A-SUBA), (144A), 0%, due 11/15/24(1)	450,000
938,543	GE Business Loan Trust, (03-2A-A), (144A), 0.573%, due 11/15/31(1)(2)	902,524
341,288	GE Business Loan Trust, (03-2A-B), (144A), 1.203%, due 11/15/31(1)(2)	299,137
583,533	GE Business Loan Trust, (04-1-A), (144A), 0.493%, due 05/15/32(1)(2)	564,189
530,485	GE Business Loan Trust, (04-1-B), (144A), 0.903%, due 05/15/32(1)(2)	446,361
551,048	GE Business Loan Trust, (04-2A-A), (144A), 0.423%, due 12/15/32(1)(2)	525,883
920,847	GE Business Loan Trust, (05-1A-A3), (144A), 0.453%, due 06/15/33(1)(2)	874,253
596,774	GE Business Loan Trust, (05-1A-C), (144A), 0.903%, due 06/15/33(1)(2)	481,796
829,181	GE Business Loan Trust, (05-2A-A), (144A), 0.443%, due 11/15/33(1)(2)	783,977
564,304	GE Business Loan Trust, (05-2A-B), (144A), 0.703%, due 11/15/33(1)(2)	475,489
108,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.503%, due 04/17/19(1)(2)	107,139
733,334	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.453%, due 11/17/20(1)(2)	714,800
717,301	Genesis Funding, Ltd., (06-1A-G1), (144A), 0.443%, due 12/19/32(1)(2)	649,444

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)

$496,976	Goal Capital Funding Trust, (06-1-B), 0.738%, due 08/25/42(2)	$391,294
1,700,000	Halcyon Loan Advisors Funding, Ltd., (12-2A-C), (144A), 3.13%, due 12/20/24(1)(2)	1,683,309
2,300,000	Harch CLO II, Ltd., (05-2A-D), (144A), 2.252%, due 10/22/17(1)(2)	2,092,396
300,000	Hewett’s Island CDO, Ltd., (05-1A-C), (144A), 2.442%, due 08/09/17(1)(2)	289,872
2,000,000	Hewett’s Island CDO, Ltd., (05-1X-C), (Reg. S), 2.442%, due 08/09/17(2)(4)	1,932,480
1,750,000	Hewett’s Island CLO, Ltd., (06-5A-D), (144A), 1.734%, due 12/05/18(1)(2)	1,566,906
1,200,000	Highland Loan Funding V, Ltd., (1A-A2A), (144A), 0.979%, due 08/01/14(1)(2)	1,178,609
1,900,000	Lightpoint CLO, Ltd., (05-3X-C), (Reg. S), 2.18%, due 09/15/17(2)(4)	1,788,215
1,109,092	MAPS CLO Fund II, Ltd., (07-2A-A1), (144A), 0.542%, due 07/20/22(1)(2)	1,058,533
2,300,000	National Collegiate Master Student Loan Trust I, (02-2-AR10), (144A), 3.704%, due 11/01/42(1)(2)	2,288,500
1,475,000	National Collegiate Master Student Loan Trust I, (02-2-AR9), (144A), 0%, due 11/01/42(1)(2)(5)	1,474,085
1,200,000	National Collegiate Student Loan Trust, (06-3-A3), 0.354%, due 10/25/27(2)	1,131,828
1,600,000	National Collegiate Student Loan Trust, (06-3-A4), 0.474%, due 03/26/29(2)	1,194,619
3,400,000	National Collegiate Student Loan Trust, (07-1-A3), 0.444%, due 07/25/30(2)	2,625,749
2,700,000	National Collegiate Student Loan Trust, (07-3-A2A3), 3.704%, due 12/26/25(2)	2,679,561
2,250,000	National Collegiate Student Loan Trust, (07-4-A2A3), 3.704%, due 12/26/25(2)	2,248,605
1,444,279	Navigator CDO, Ltd., (05-1X-C1), (Reg. S), 2.102%, due 10/21/17(2)(4)	1,433,112
2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 1.201%, due 10/25/41(2)(3)	2,241,096
2,136,353	Octagon Investment Partners VII, Ltd., (04-7A-B2L), 6.187%, due 12/02/16(2)	2,138,282
600,000	OFSI Fund, Ltd., (06-1A-D), (144A), 2.03%, due 09/20/19(1)(2)	481,810
1,349,096	Peachtree Finance Co. LLC, (2005-B-A), (144A), 4.71%, due 04/15/48(1)	1,416,551
1,026,299	PMC Aviation LLC, (12-1I-A), 18%, due 04/15/15	1,041,694
500,000	Sagamore CLO, Ltd., (03-1A-B), (144A), 1.804%, due 10/15/15(1)(2)	500,586
1,000,000	Scholar Funding Trust, (12-B-A2), (144A), 1.304%, due 03/28/46(1)(2)	966,327
1,000,000	SLC Student Loan Trust, (06-2-A5), 0.38%, due 09/15/26(2)	976,477
2,600,000	SLM Private Credit Student Loan Trust, (04-A-A3), 0.68%, due 06/15/33(2)(3)	2,329,773
2,500,000	SLM Private Credit Student Loan Trust, (04-B-A3), 0.61%, due 03/15/24(2)(3)	2,253,000
2,300,000	SLM Student Loan Trust, (03-11-A6), (144A), 0.57%, due 12/15/25(1)(2)	2,281,618
675,000	Sound Point CLO, Ltd., (12-1A-C), (144A), 3.602%, due 10/20/23(1)(2)	679,283
1,500,000	Student Loan Consolidation Center, (02-2-B2), (144A), 0%, due 07/01/42(1)(2)(5)	1,130,328
700,000	Symphony CLO, Ltd., (12-9A-C), (144A), 3.554%, due 04/16/22(1)(2)	703,753
431,667	TAL Advantage I LLC, (06-1A-NOTE), (144A), 0.375%, due 04/20/21(1)(2)	424,485
492,917	TAL Advantage I LLC, (10-2A-A), (144A), 4.3%, due 10/20/25(1)	507,278
195,833	TAL Advantage I LLC, (11-1A-A), (144A), 4.6%, due 01/20/26(1)	202,400
325,000	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.45%, due 05/15/20(1)(2)	322,179
657,145	Trinity Rail Leasing LP, (06-1A-A1), (144A), 5.9%, due 05/14/36(1)	754,174
437,143	TRIP Rail Holdings LLC, (11-1-SNR), (144A), 8%, due 07/06/14 (Cost $437,143, Acquired 07/06/11)(1)(6)(7)	437,145
504,167	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.37%, due 11/26/21(1)(2)	495,107
245,573	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.34%, due 02/26/19(1)(2)	243,522
632,680	Veritas CLO I, Ltd., (04-1A-B), (144A), 1.084%, due 09/05/16(1)(2)	632,554
732,630	Vermont Student Assistance Corp., (12-1-A), 0.904%, due 07/28/34(2)	734,079
560,000	Wind River CLO, Ltd., (04-1A-B1), (144A), 1.38%, due 12/19/16(1)(2)	552,744

	Total Asset-Backed Securities (Cost: $90,609,582)	93,342,447

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (59.3%)

	Commercial Mortgage-Backed Securities (0.8%)
$1,972,403	DBRR Trust, (11-LC2-AC4), (144A), 4.537%, due 07/12/44(1)(2)	$2,232,259

	Residential Mortgage-Backed Securities—Agency (4.7%)
470,839	Federal Home Loan Mortgage Corp., (1673-SD), 15.06%, due 02/15/24(I/F) (PAC)(2)(3)	611,060
1,016,679	Federal Home Loan Mortgage Corp., (1760-ZD), 1.51%, due 02/15/24(2)(3)	1,031,537
302,441	Federal Home Loan Mortgage Corp., (2990-JK), 21.191%, due 03/15/35(I/F)(2)(3)	418,756
8,209,437	Federal Home Loan Mortgage Corp., (3122-SG), 5.427%, due 03/15/36(I/O) (I/F) (TAC) (PAC)(2)(3)	1,258,565
3,423,626	Federal Home Loan Mortgage Corp., (3239-SI), 6.447%, due 11/15/36(I/O) (PAC)(2)(3)	501,883
3,275,174	Federal Home Loan Mortgage Corp., (3323-SA), 5.907%, due 05/15/37(I/O) (I/F)(2)(3)	321,927
1,786,749	Federal Home Loan Mortgage Corp., (3459-JS), 6.047%, due 06/15/38(I/O) (I/F)(2)(3)	206,539
6,254,385	Federal Home Loan Mortgage Corp., (4030-HS), 6.407%, due 04/15/42(2)(3) (I/O)	955,342
9,937,236	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F)(2)(3)	322,663
1,604,818	Federal National Mortgage Association, (07-42-SE), 5.906%, due 05/25/37(I/O) (I/F)(2)(3)	165,863
9,801,344	Federal National Mortgage Association, (07-48-SD), 5.896%, due 05/25/37(I/O) (I/F)(2)(3)	1,510,974
1,991,719	Federal National Mortgage Association, (09-69-CS), 6.546%, due 09/25/39(I/O) (I/F)(2)(3)	295,501
3,112,987	Federal National Mortgage Association, (10-112-PI), 6%, due 10/25/40(I/O)(3)	403,632
2,612,831	Federal National Mortgage Association, (10-99-NI), 6%, due 09/25/40(I/O)(3)	345,384
9,038,587	Government National Mortgage Association, (06-35-SA), 6.397%, due 07/20/36(I/O) (I/F)(2)(3)	1,437,573
16,276,455	Government National Mortgage Association, (06-61-SA), 4.547%, due 11/20/36(I/O) (I/F) (TAC)(2)(3)	1,557,720
9,521,358	Government National Mortgage Association, (08-58-TS), 6.197%, due 05/20/38(I/O) (I/F) (TAC)(2)(3)	1,472,097

	Total Residential Mortgage-Backed Securities—Agency	12,817,016

	Residential Mortgage-Backed Securities—Non-Agency (53.8%)
2,431,298	ACE Securities Corp., (06-ASP3-A2C), 0.354%, due 06/25/36(2)	1,485,472
2,123,617	ACE Securities Corp., (07-ASP1-A2C), 0.464%, due 03/25/37(2)	1,232,771
2,161,680	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.929%, due 08/25/35(2)	1,116,864
1,226,178	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.295%, due 03/25/36(2)(8)	827,297
2,200,000	Asset-Backed Funding Certificates, (05-HE2-M2), 0.954%, due 06/25/35(2)	2,173,336
3,000,000	Asset-Backed Securities Corp. Home Equity, (06-HE3-A5), 0.474%, due 03/25/36(2)	1,619,985
3,100,000	Asset-Backed Securities Corp. Home Equity, (07-HE1-A4), 0.344%, due 12/25/36(2)	1,928,516
1,733,900	Banc of America Funding Trust, (06-3-4A14), 6%, due 03/25/36	1,748,923
1,522,890	BCAP LLC Trust, (10-RR11-3A2), (144A), 2.983%, due 06/27/36(1)(2)	1,523,774
1,358,594	BCAP LLC Trust, (11-RR3-1A5), (144A), 3.012%, due 05/27/37(1)(2)	1,335,816
1,906,140	BCAP LLC Trust, (11-RR3-5A3), (144A), 5.094%, due 11/27/37(1)(2)	1,832,312
936,849	BCAP LLC Trust, (11-RR4-1A3), (144A), 2.923%, due 03/26/36(1)(2)	909,773
1,139,280	BCAP LLC Trust, (11-RR5-1A3), (144A), 2.795%, due 03/26/37(1)(2)	1,089,611
706,760	BCAP LLC Trust, (11-RR5-2A3), (144A), 3.013%, due 06/26/37(1)(2)	702,133
1,869,574	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.353%, due 06/25/47(2)(8)	1,667,809
1,093,822	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.434%, due 04/25/36(2)(8)	627,330
455,990	Centex Home Equity Loan Trust, (05-A-AF5), 5.28%, due 01/25/35	485,957
3,100,000	Centex Home Equity Loan Trust, (06-A-AV4), 0.454%, due 06/25/36(2)	2,639,548
3,365,543	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 2.791%, due 10/25/35(2)	2,915,424
2,596,181	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36(8)	2,248,032

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$1,518,063	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36(8)	$1,266,521
629,510	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 08/01/32	677,598
1,200,000	Countryplace Manufactured Housing Contract Trust, (07-1-A4), (144A), 5.846%, due 07/15/37(1)(2)	1,211,162
1,611,678	Countrywide Asset-Backed Certificates, (07-13-2A1), 1.104%, due 10/25/47(2)	1,317,151
2,052,399	Countrywide Home Loans, (04-HYB4-B1), 2.683%, due 09/20/34(2)	154,996
90,411,126	Countrywide Home Loans, (06-14-X), 0.296%, due 09/25/36(I/O)(2)(3)(6)	974,542
2,902,424	Countrywide Home Loans, (06-HYB2-1A1), 2.992%, due 04/20/36(2)(8)	1,965,566
656,983	Credit Suisse First Boston Mortgage Securities Corp., (04-AR5-11A2), 0.944%, due 06/25/34(2)	650,783
2,474,334	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36(8)	2,035,377
1,665,005	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36(8)	1,245,183
1,281,385	Credit-Based Asset Servicing and Securitization LLC, (03-CB3-AF1), 3.379%, due 12/25/32(3)	1,250,060
2,040,261	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 4.028%, due 01/25/36	1,364,392
3,281,585	Credit-Based Asset Servicing and Securitization LLC, (06-CB2-AF2), 4.19%, due 12/25/36	2,165,108
4,598,653	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36(2)(8)	3,387,116
1,874,741	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.394%, due 02/25/37(2)(8)	1,262,833
441,126	DSLA Mortgage Loan Trust, (06-AR2-2A1A), 0.462%, due 10/19/36(2)	354,991
2,383,167	First Franklin Mortgage Loan Trust, (06-FF18-A2D), 0.414%, due 12/25/37(2)	1,297,549
1,025,338	Green Tree, (08-MH1-A2), (144A), 8.97%, due 04/25/38(1)(2)	1,107,225
935,110	Green Tree, (08-MH1-A3), (144A), 8.97%, due 04/25/38(1)(2)	1,022,586
2,402,530	Green Tree Financial Corp., (96-10-M1), 7.24%, due 11/15/28(2)	2,623,787
750,000	Green Tree Financial Corp., (96-6-M1), 7.95%, due 09/15/27	847,835
1,128,259	Green Tree Financial Corp., (96-7-M1), 7.7%, due 09/15/26(2)	1,224,587
841,592	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28	919,837
348,893	Green Tree Financial Corp., (97-3-A7), 7.64%, due 03/15/28(2)	385,591
756,883	Green Tree Financial Corp., (98-3-A6), 6.76%, due 03/01/30(2)	818,376
858,563	Green Tree Financial Corp., (98-4-A5), 6.18%, due 04/01/30	893,319
734,180	Green Tree Financial Corp., (98-4-A6), 6.53%, due 04/01/30(2)	772,788
777,410	Green Tree Financial Corp., (98-4-A7), 6.87%, due 04/01/30(2)	834,270
810,686	Greenpoint Manufactured Housing, (99-5-A5), 7.82%, due 12/15/29(2)	854,381
411,493	Greenpoint Mortgage Funding Trust, (05-HE4-1A1), 0.644%, due 07/25/30(2)	392,533
2,582,406	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36	1,848,381
1,210,006	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.384%, due 05/25/36(2)(8)	602,332
1,166,296	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.913%, due 05/25/35(2)	987,440
198,213	HSBC Home Equity Loan Trust USA, (05-2-M1), 0.663%, due 01/20/35(2)	196,048
1,000,000	HSI Asset Securitization Corp. Trust, (06-OPT2-2A4), 0.494%, due 01/25/36(2)	955,050
4,573,030	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.29%, due 07/25/36(I/O)(2)(6)	181,496
2,113,291	Indymac Index Mortgage Loan Trust, (07-AR15-2A1), 4.668%, due 08/25/37(2)(8)	1,704,730
2,461,367	Indymac Index Mortgage Loan Trust, (07-AR5-2A1), 2.903%, due 05/25/37(2)(8)	1,844,281
2,051,624	Indymac Index Mortgage Loan Trust, (07-FLX2-A1C), 0.394%, due 04/25/37(2)	1,495,721
569,073	Indymac Manufactured Housing Contract, (98-2-A4), 6.64%, due 08/25/29(2)	569,620
1,266,197	JPMorgan Alternative Loan Trust, (06-A2-5A1), 5.042%, due 05/25/36(2)(8)	946,625
654,847	JPMorgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37(8)	536,297
694,828	Lehman ABS Manufactured Housing Contract Trust, (01-B-A6), 6.467%, due 04/15/40(2)	770,483
2,366,975	Lehman XS Trust, (06-10N-1A3A), 0.414%, due 07/25/46(2)(8)	1,699,206
3,282,136	Lehman XS Trust, (06-12N-A31A), 0.404%, due 08/25/46(2)(8)	2,072,570

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$1,577,859	Lehman XS Trust, (07-14H-A211), 0.464%, due 07/25/47(2)(5)(8)	$845,518
1,300,000	Long Beach Mortgage Loan Trust, (04-4-M1), 1.104%, due 10/25/34(2)(3)	1,197,414
2,205,828	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47(8)	1,703,854
1,594,400	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2B), 0.334%, due 06/25/37(2)	1,151,943
2,450,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 0.384%, due 06/25/37(2)	1,420,151
3,202,369	Merrill Lynch First Franklin Mortgage Loan Trust, (07-5-2A2), 1.204%, due 10/25/37(2)	2,479,666
1,221,391	Merrill Lynch Mortgage-Backed Securities Trust, (07-2-1A1), 2.575%, due 08/25/36(2)(8)	1,087,369
684,490	Mid-State Trust, (04-1-B), 8.9%, due 08/15/37	735,584
684,490	Mid-State Trust, (04-1-M1), 6.497%, due 08/15/37	739,759
329,353	Mid-State Trust, (6-A1), 7.34%, due 07/01/35	355,859
516,632	Mid-State Trust, (6-A3), 7.54%, due 07/01/35	524,966
1,482,927	Morgan Stanley ABS Capital I, Inc. Trust, (03-NC6-M1), 1.404%, due 06/25/33(2)	1,454,725
292,347	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M2), 0.724%, due 07/25/35(2)	287,666
1,500,000	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M3), 0.734%, due 07/25/35(2)	1,396,362
2,004,758	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 4.618%, due 11/25/37(2)(8)	1,483,534
3,000,000	Nationstar Home Equity Loan Trust, (07-B-2AV3), 0.454%, due 04/25/37(2)	1,867,140
1,280,000	New Century Home Equity Loan Trust, (05-3-M1), 0.684%, due 07/25/35(2)	1,259,420
2,646,957	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.466%, due 02/25/36(2)(8)	1,836,641
3,020,656	Novastar Home Equity Loan, (06-2-A2C), 0.354%, due 06/25/36(2)	1,803,561
547,273	Oakwood Mortgage Investors, Inc., (01-D-A3), 5.9%, due 09/15/22(2)	424,475
894,919	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31(2)	759,101
738,788	Oakwood Mortgage Investors, Inc., (02-A-A3), 6.03%, due 05/15/24(2)	788,111
1,052,000	Oakwood Mortgage Investors, Inc., (98-A-M), 6.825%, due 05/15/28(2)	1,162,293
439,860	Oakwood Mortgage Investors, Inc., (98-D-A), 6.4%, due 01/15/29	448,338
784,719	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	855,643
876,911	Origen Manufactured Housing, (04-A-M2), 6.64%, due 01/15/35(2)	972,749
728,424	Origen Manufactured Housing, (05-A-M1), 5.46%, due 06/15/36(2)	770,143
23,339	Origen Manufactured Housing, (06-A-A1), 0.359%, due 11/15/18(2)	23,339
915,694	Park Place Securities, Inc., (05-WCH1-M2), 0.724%, due 01/25/36(2)	899,411
1,810,000	Park Place Securities, Inc., (05-WCW1-M1), 0.654%, due 09/25/35(2)	1,720,851
1,003,909	Park Place Securities, Inc., (05-WHQ1-M2), 0.704%, due 03/25/35(2)(3)	984,760
1,105,197	Popular ABS Mortgage Pass-Through Trust, (05-3-AF4), 4.776%, due 07/25/35(2)	1,140,452
2,294,534	Residential Accredit Loans, Inc., (05-QA7-A1), 3.861%, due 07/25/35(2)(8)	1,716,915
1,452,971	Residential Accredit Loans, Inc., (06-Q07-2A1), 1.027%, due 09/25/46(2)(8)	887,846
1,462,218	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)(8)	1,346,161
34,171,769	Residential Accredit Loans, Inc., (06-QS11-AV), 0.329%, due 08/25/36(I/O)(2)(6)	483,753
16,764,200	Residential Accredit Loans, Inc., (06-QS6-1AV), 0.731%, due 06/25/36(I/O)(2)(6)	527,595
3,266,152	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36(8)	2,661,265
37,727,514	Residential Accredit Loans, Inc., (07-QS2-AV), 0.318%, due 01/25/37(I/O)(2)(6)	484,799
37,796,396	Residential Accredit Loans, Inc., (07-QS3-AV), 0.318%, due 02/25/37(I/O)(2)(6)	544,763
936,231	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)(8)	701,924
6,330,745	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)(6)	928,544
114,896,043	Residential Funding Mortgage Securities, (06-S9-AV), 0.308%, due 09/25/36(I/O)(2)(6)	1,206,753
466,951	Residential Funding Mortgage Securities II, Inc., (01-HI3-AI7), 7.56%, due 07/25/26	474,737
2,822,682	Securitized Asset-Backed Receivables LLC Trust, (07-BR4-A2C), 0.494%, due 05/25/37(2)	1,604,961

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$4,614,000	Securitized Asset-Backed Receivables LLC Trust, (07-NC2-A2C), 0.424%, due 01/25/37(2)	$2,546,850
1,349,555	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 2.752%, due 10/25/35(2)(8)	929,486
1,119,367	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.981%, due 10/25/47(2)(8)	783,835
1,640,000	Structured Asset Investment Loan Trust, (05-5-M1), 0.624%, due 06/25/35(2)(3)	1,632,886
1,382,141	Structured Asset Mortgage Investments, Inc., (07-AR6-A1), 1.677%, due 08/25/47(2)	1,088,313
1,000,000	Structured Asset Securities Corp., (05-WF4-M2), 0.634%, due 11/25/35(2)	855,970
16,415	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 2.974%, due 01/25/38(1)(2)(8)	16,303
339,418	UCFC Manufactured Housing Contract, (97-4-A4), 6.995%, due 04/15/29(2)	347,604
653,486	Vanderbilt Acquisition Loan Trust, (02-1-A4), 6.57%, due 05/07/27(2)	688,705
481,353	Vanderbilt Acquisition Loan Trust, (02-1-M1), 7.33%, due 05/07/32(2)	539,903
1,241,257	Vanderbilt Mortgage Finance, (00-C-ARM), 0.553%, due 10/07/30(2)	1,001,791
793,102	Vanderbilt Mortgage Finance, (01-A-M1), 7.74%, due 04/07/31(2)	810,894
460,628	Vanderbilt Mortgage Finance, (01-C-M1), 6.76%, due 01/07/32	468,744
900,000	Vanderbilt Mortgage Finance, (02-C-A5), 7.6%, due 12/07/32	960,130
3,494,344	WAMU Asset-Backed Certificates, (07-HE1-2A3), 0.354%, due 01/25/37(2)	1,877,263
1,484,960	Washington Mutual Alternative Mortgage Pass-Through Certificates, (06-AR9-2A), 1.015%, due 11/25/46(2)(8)	877,009
1,605,201	Wells Fargo Mortgage-Backed Securities Trust, (06-AR10-5A1), 2.614%, due 07/25/36(2)(8)	1,461,290
1,535,321	Wells Fargo Mortgage-Backed Securities Trust, (07-AR3-A4), 5.698%, due 04/25/37(2)(8)	1,486,817

	Total Residential Mortgage-Backed Securities—Non-Agency	148,323,613

	Total Collateralized Mortgage Obligations (Cost: $143,920,953)	163,372,888

	Bank Loans (1.7%)

	Electric (0.9%)
1,150,785	Mach Gen, LLC, Second Lien Term Loan, 22.6%, due 02/20/15(9)	783,494
2,500,000	TXU U.S. Holdings Co., Extended First Lien Term Loan, 11%, due 10/10/17(9)	1,778,463

	Total Electric	2,561,957

	Lodging (0.4%)
1,117,744	Caesars Entertainment Operating Co., First Lien Loan Agreement, 8%, due 01/26/18(9)	1,038,574

	Telecommunications (0.4%)
985,031	Intelsat Jackson Holdings, Ltd., Term Loan, 6.1%, due 04/02/18(9)	1,000,914

	Total Bank Loans (Cost: $4,667,979)	4,601,445

	Corporate Bonds (15.2%)

	Airlines (2.3%)
1,825,622	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	2,085,773
829,285	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24(EETC)	925,690
1,000,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.74%, due 05/15/18(EETC)(2)	911,250
812,847	US Airways Group, Inc. Pass-Through Trust, (10-1A), 6.25%, due 10/22/24(EETC)	908,356
1,500,000	US Airways Group, Inc. Pass-Through Trust, (12-2B), 6.75%, due 12/03/22(EETC)	1,605,000

	Total Airlines	6,436,069

	Banks (2.9%)
1,400,000	Chase Capital III, 0.837%, due 03/01/27(2)	1,162,000
2,000,000	Citigroup, Inc., 0.838%, due 08/25/36(2)	1,588,386
1,000,000	HBOS PLC (United Kingdom), (144A), 6%, due 11/01/33(1)	965,000

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (Continued)

	Banks (Continued)
$400,000	JPMorgan Chase Capital XXI, 1.248%, due 02/02/37(2)	$322,669
1,000,000	JPMorgan Chase Capital XXIII, 1.29%, due 05/15/47(2)	792,500
650,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20(1)	766,333
908,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21(1)	1,016,233
1,200,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, due 12/15/22	1,257,600

	Total Banks	7,870,721

	Coal (0.2%)
675,000	Arch Coal, Inc., 7%, due 06/15/19	612,563

	Diversified Financial Services (1.5%)
275,000	Cantor Fitzgerald LP, (144A), 6.375%, due 06/26/15(1)	278,686
3,000,000	General Electric Capital Corp., 0.77%, due 08/15/36(2)(3)	2,496,984
1,400,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(1)	1,501,500

	Total Diversified Financial Services	4,277,170

	Electric (2.7%)
850,000	AES Corp., 7.75%, due 10/15/15	959,437
1,250,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21(1)	1,268,750
2,250,000	Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, due 11/08/16(EETC)(10)	56,250
650,000	Edison Mission Energy, 7%, due 05/15/17(10)	351,000
1,000,000	GenOn Americas Generation LLC, 9.125%, due 05/01/31	1,122,500
798,437	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17(EETC)	894,249
1,169,153	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28(EETC)	1,338,681
1,200,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,375,500

	Total Electric	7,366,367

	Engineering & Construction (0.3%)
700,000	Heathrow Funding, Ltd., (144A), 4.875%, due 07/15/23(1)	787,131

	Gas (1.7%)
1,190,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,317,925
1,500,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16(1)	1,601,250
2,066,000	Southern Union Co., 3.316%, due 11/01/66(2)	1,823,245

	Total Gas	4,742,420

	Healthcare-Services (0.2%)
540,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	600,750

	Insurance (0.3%)
715,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65(1)(2)	772,200

	Iron & Steel (0.3%)
800,000	ArcelorMittal (Luxembourg), 6.75%, due 02/25/22	880,000

	Oil & Gas (0.2%)
500,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17(1)	530,000

	Real Estate (0.6%)
1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,533,031

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (Continued)

	REIT (1.3%)
$1,000,000	Health Care REIT, Inc., 6.125%, due 04/15/20	$1,184,007
700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	799,610
500,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	575,956
950,000	SL Green Realty Corp., 5%, due 08/15/18	1,039,817

	Total REIT	3,599,390

	Trucking & Leasing (0.7%)
808,000	AWAS Aviation Capital, Ltd., (144A), 7%, due 10/17/16(1)	853,450
1,000,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15(1)	1,052,500

	Total Trucking & Leasing	1,905,950

	Total Corporate Bonds (Cost: $39,150,543)	41,913,762

	Municipal Bonds (1.2%)
1,000,000	California State Build America Bonds, 7.95%, due 03/01/36	1,252,190
1,200,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	1,350,132
765,000	Illinois State General Obligation Bonds, 5.1%, due 06/01/33	754,099

	Total Municipal Bonds (Cost: $3,234,807)	3,356,421

	Total Fixed Income Securities (Cost: $281,583,864) (111.3%)	306,586,963

Number of Shares	Convertible Preferred Stock

	Electric (0.3%)
16,500	AES Corp., $3.375	830,445

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	726,520

	Total Convertible Preferred Stock (Cost: $1,473,300) (0.6%)	1,556,965

	Common Stock

	Electric (0.4%)
52,104	Dynegy, Inc.(11)	1,249,975

	Total Common Stock (Cost: $1,832,723) (0.4%)	1,249,975

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $396,204) (0.1%)
$396,204	State Street Bank & Trust Company, 0.01%, due 04/01/2013 (collateralized by $405,000, Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $404,982) (Total Amount to be Received Upon Repurchase $396,205)	396,204

	U.S. Treasury Security (Cost: $1,404,994) (0.5%)
1,405,000	U.S. Treasury Bill, 0.183%, due 04/04/13(12)	1,404,994

	Total Short-Term Investments (Cost $1,801,198) (0.6%)	1,801,198

	TOTAL INVESTMENTS (Cost $286,691,085) (112.9%)	311,195,101
	LIABILITIES IN EXCESS OF OTHER ASSETS (-12.9%)	(35,481,077)

	NET ASSETS (100.0%)	$275,714,024

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2013 (UNAUDITED) (CONT’D)

Futures Contracts – Exchange Traded(13)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
61	S&P 500 Index Futures	06/20/13	$23,831,175	$379,562
SELL
12	10-Year U.S. Treasury Note Futures	06/19/13	$1,583,812	$(9,372)
9	30-Year U.S. Treasury Bond Futures	06/19/13	1,300,219	(14,855)

			$2,884,031	$(24,227)

Notes to Schedule of Investments:
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $77,307,735 or 28.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2013.
(3)		All or a portion of this security is segregated to cover open futures contracts.
(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At March 31, 2013, the value of these securities amounted to $6,380,950 or 2.3% of net assets.
(5)		As of March 31, 2013, security is not accruing interest.
(6)		Illiquid security.
(7)		Restricted security (Note 3).
(8)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(9)		Rate stated is the effective yield.
(10)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(11)		Non-income producing security.
(12)		Rate shown represents yield-to-maturity.
(13)		As of March 31, 2013, the Fund has sufficient assets to cover any commitments or collateral requirements of the relevant broker or exchange.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	March 31, 2013

Industry	Percentage of Net Assets
Residential Mortgage-Backed Securities—Non-Agency	53.8%
Asset-Backed Securities	33.9
Residential Mortgage-Backed Securities—Agency	4.7
Electric	4.3
Banks	2.9
Airlines	2.3
Gas	1.7
Diversified Financial Services	1.5
REIT	1.3
Municipal Bonds	1.2
Commercial Mortgage-Backed Securities	0.8
Trucking & Leasing	0.7
Real Estate	0.6
Oil & Gas	0.5
Lodging	0.4
Telecommunications	0.4
Engineering & Construction	0.3
Insurance	0.3
Iron & Steel	0.3
Coal	0.2
Healthcare-Services	0.2
Short-Term Investments	0.6

Total	112.9%

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	March 31, 2013

Note 1 – Security Valuation:

Securities traded on national exchanges, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last reported sales price. Other securities which are traded on the over-the-counter market are valued at the mean of current bid and asked prices as furnished by independent pricing services or by dealer quotations. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, after which they are valued at amortized cost using their value of the 61st day prior to maturity. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. Swap agreements are valued at the last ask price if no sales are reported.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities, mortgage-backed securities and collateralized mortgage obligations. The fair value of asset-backed securities, mortgage-backed securities and collateralized mortgage obligations is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies may be categorized as Level 2 of the fair value hierarchy when a discount is applied and considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and therefore, the inputs would be unobservable.

Futures contracts. Futures contracts are generally valued at the settlement prices established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise the fair values are categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently and therefore, the inputs are unobservable.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 and 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$85,328,484	$8,013,963	$93,342,447
Collateralized Mortgage Obligations
Commercial Mortgage-Backed Securities	—	2,232,259	—	2,232,259
Residential Mortgage-Backed Securities—Agency	—	12,817,016	—	12,817,016
Residential Mortgage-Backed Securities—Non-Agency	—	142,991,370	5,332,243	148,323,613

Total Collateralized Mortgage Obligations	—	158,040,645	5,332,243	163,372,888

Bank Loans
Electric	—	2,561,957	—	2,561,957
Lodging	—	1,038,574	—	1,038,574
Telecommunications	—	1,000,914	—	1,000,914

Total Bank Loans	—	4,601,445	—	4,601,445

Corporate Bonds
Airlines	—	6,436,069	—	6,436,069
Banks	—	7,870,721	—	7,870,721
Coal	—	612,563	—	612,563
Diversified Financial Services	—	4,277,170	—	4,277,170
Electric	—	7,310,117	56,250	7,366,367
Engineering & Construction	—	787,131	—	787,131
Gas	—	4,742,420	—	4,742,420
Healthcare-Services	—	600,750	—	600,750
Insurance	—	772,200	—	772,200
Iron & Steel	—	880,000	—	880,000
Oil & Gas	—	530,000	—	530,000
Real Estate	—	1,533,031	—	1,533,031
REIT	—	3,599,390	—	3,599,390
Trucking & Leasing	—	1,905,950	—	1,905,950

Total Corporate Bonds	—	41,857,512	56,250	41,913,762

Municipal Bonds	—	3,356,421	—	3,356,421

Total Fixed Income Securities	—	293,184,507	13,402,456	306,586,963

Convertible Preferred Stock
Electric	830,445	—	—	830,445
Oil & Gas	726,520	—	—	726,520

Total Convertible Preferred Stock	1,556,965	—	—	1,556,965

Common Stock
Electric	1,249,975	—	—	1,249,975

Total Common Stock	1,249,975	—	—	1,249,975

Total Short-Term Investments	1,404,994	396,204	—	1,801,198

Total Investments	4,211,934	293,580,711	13,402,456	311,195,101

Derivatives
Futures Contracts
Equity Risk	379,562	—	—	379,562
Total	$4,591,496	$293,580,711	$13,402,456	$311,574,663

Derivatives
Futures Contracts
Interest Rate Risk	$(24,227)	$—	$—	$(24,227)

Total	$(24,227)	$—	$—	$(24,227)

The Fund did have a transfer between Level 2 and Level 3 which is indicated in the table below.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of 12/31/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 03/31/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 03/31/13
Asset-Backed Securities	$437,143	$—	$—	$(11,047)	$4,650,000	$(137,167)	$3,075,034	$—	$8,013,963	$(11,047)
Residential Mortgage-Backed Securities—Non-Agency	11,546,414	—	2,294,402	(2,597,277)	—	(5,911,296)	—	—	5,332,243	(2,597,277)
Corporate Bonds—Electric	—	—	—	—	—	—	56,250	—	56,250	0

Total	$11,983,557	$—	$2,294,402	$(2,608,324)	$4,650,000	$(6,048,463)	$3,131,284	$—	$13,402,456	$(2,608,324)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of March 31, 2013, are as follows:

Description	Fair Value at 03/31/13	Valuation Techniques	Unobservable Input	Range
Asset-Backed Securities	$8,013,963	Methods of Comparables/Consensus Pricing	Offered Quotes	$100.00 – $101.50
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$4,403,700	Methods of Comparables/Consensus Pricing	Offered Quotes	$1.05 – 3.97
Residential Mortgage-Backed Securities - Non-Agency (Interest Only Securities)	$928,543	Methods of Comparables/Consensus Pricing	Offered Quotes	$14.67
Corporate Bonds	$56,250	Methods of Comparables/Consensus Pricing	Offered Quotes	$2.50

*	The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the three months ended March 31, 2013, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Equity Risk	Interest Risk	Total
Asset Derivatives
Futures Contracts	$379,562	$—	$379,562

Liability Derivatives
Futures Contracts	$—	$(24,227)	$(24,227)

Number of Contracts
Futures Contracts	61	21	82

Futures Contracts: The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis with market movement; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund used the S&P Futures to gain exposure to the broader equity market. The Fund also utilized Treasury futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at March 31, 2013 are listed in the Fund’s Schedule of Investments.

Swap Agreements: The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

The Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended March 31, 2013, the Fund did not enter into such agreements.

Mortgage-Backed Securities: The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield-to-maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government obligations and by the other securities. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchased agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the period ended March 31, 2013.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2013, net unrealized appreciation on investments for federal income tax purposes was as follows:

Unrealized Appreciation	$34,015,317
Unrealized (Depreciation)	(10,115,560)

Net Unrealized Appreciation	$23,899,757

Cost of Invetments for Federal Income Tax Purposes	$287,295,344

Note 3—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at March 31, 2013. However, one 144A security was considered restricted due to its illiquidity status at March 31, 2013. All other 144A securities are liquid and, therefore, are not considered restricted. Aggregate cost and fair value of that security held at March 31, 2013 was as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$437,143	$437,145	0.16%

Item 2.	Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	May 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	May 10, 2013

By (Signature and Title)	/s/ David S. DeVito

David S. DeVito Treasurer and Chief Financial Officer

Date	May 10, 2013